UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $202,239 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     6748   255500 SH       SOLE                   255500        0        0
AMAZON COM INC                 COM              023135106     8589    42000 SH       SOLE                    42000        0        0
AMERICAN TOWER CORP            CL A             029912201     4814    92000 SH       SOLE                    92000        0        0
APPLE INC                      COM              037833100     4364    13000 SH       SOLE                    13000        0        0
BAIDU INC                      SPON ADR REP A   056752108     4919    35100 SH       SOLE                    35100        0        0
BARD C R INC                   COM              067383109     5383    49000 SH       SOLE                    49000        0        0
BECTON DICKINSON & CO          COM              075887109      646     7500 SH       SOLE                     7500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     6423    83000 SH       SOLE                    83000        0        0
CABOT OIL & GAS CORP           COM              127097103      431     6500 SH       SOLE                     6500        0        0
CATERPILLAR INC DEL            COM              149123101     3194    30000 SH       SOLE                    30000        0        0
CELGENE CORP                   COM              151020104     4705    78000 SH       SOLE                    78000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     3721    12075 SH       SOLE                    12075        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101      647     7000 SH       SOLE                     7000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     6711   230000 SH       SOLE                   230000        0        0
CONOCOPHILLIPS                 COM              20825C104     5639    75000 SH       SOLE                    75000        0        0
DEERE & CO                     COM              244199105      618     7500 SH       SOLE                     7500        0        0
DELL INC                       COM              24702R101     5568   334000 SH       SOLE                   334000        0        0
DIRECTV                        COM CL A         25490A101     5336   105000 SH       SOLE                   105000        0        0
DISCOVER FINL SVCS             COM              254709108      401    15000 SH       SOLE                    15000        0        0
E M C CORP MASS                COM              268648102     4601   167000 SH       SOLE                   167000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     5880    98000 SH       SOLE                    98000        0        0
EXPRESS SCRIPTS INC            COM              302182100     4534    84000 SH       SOLE                    84000        0        0
GILEAD SCIENCES INC            COM              375558103     5797   140000 SH       SOLE                   140000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     6273   255000 SH       SOLE                   255000        0        0
ILLUMINA INC                   COM              452327109     4584    61000 SH       SOLE                    61000        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      653    11000 SH       SOLE                    11000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     4729   105000 SH       SOLE                   105000        0        0
MASTERCARD INC                 CL A             57636Q104     5725    19000 SH       SOLE                    19000        0        0
MONSANTO CO NEW                COM              61166W101     5150    71000 SH       SOLE                    71000        0        0
MSC INDL DIRECT INC            CL A             553530106     3912    59000 SH       SOLE                    59000        0        0
NVIDIA CORP                    COM              67066G104     4279   268500 SH       SOLE                   268500        0        0
OMNICARE INC                   COM              681904108      590    18500 SH       SOLE                    18500        0        0
ORACLE CORP                    COM              68389X105     5167   157000 SH       SOLE                   157000        0        0
PANERA BREAD CO                CL A             69840W108      503     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103     6427   312000 SH       SOLE                   312000        0        0
PHILIP MORRIS INTL INC         COM              718172109     6009    90000 SH       SOLE                    90000        0        0
PRICELINE COM INC              COM NEW          741503403     5908    11540 SH       SOLE                    11540        0        0
QUALCOMM INC                   COM              747525103     6815   120000 SH       SOLE                   120000        0        0
SANDRIDGE ENERGY INC           COM              80007P307     3049   286000 SH       SOLE                   286000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     3455   210000 SH       SOLE                   210000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109     5416   126300 SH       SOLE                   126300        0        0
TIM HORTONS INC                COM              88706M103      390     8000 SH       SOLE                     8000        0        0
UNDER ARMOUR INC               CL A             904311107      649     8400 SH       SOLE                     8400        0        0
UNION PAC CORP                 COM              907818108     6890    66000 SH       SOLE                    66000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     4780    92000 SH       SOLE                    92000        0        0
VERISIGN INC                   COM              92343E102     3346   100000 SH       SOLE                   100000        0        0
VERISK ANALYTICS INC           CL A             92345Y106      582    16800 SH       SOLE                    16800        0        0
VMWARE INC                     CL A COM         928563402      672     6700 SH       SOLE                     6700        0        0
WAL MART STORES INC            COM              931142103      717    13500 SH       SOLE                    13500        0        0
WELLPOINT INC                  COM              94973V107     5900    74900 SH       SOLE                    74900        0        0